Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	34-1562374
Plan No.	003
Investment, Current Value	$ 405,985,829
Participant Loans	4,927,299
Total	$ 410,913,128
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Common stock of The Andersons, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 7,641,629
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	9,456,839
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	3,277,908
Investment, Identifier [Axis]: American Funds EuroPacific - Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	5,373,443
Investment, Identifier [Axis]: Dodge & Cox Stock Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	18,638,759
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	79,338,310
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	40,943,944
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,975,056
Investment, Identifier [Axis]: Fidelity Freedom Blend 2010 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,895,987
Investment, Identifier [Axis]: Fidelity Freedom Blend 2015 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,217,143
Investment, Identifier [Axis]: Fidelity Freedom Blend 2020 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	6,022,820
Investment, Identifier [Axis]: Fidelity Freedom Blend 2025 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	13,458,044
Investment, Identifier [Axis]: Fidelity Freedom Blend 2030 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	17,767,465
Investment, Identifier [Axis]: Fidelity Freedom Blend 2035 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	19,514,264
Investment, Identifier [Axis]: Fidelity Freedom Blend 2040 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	19,622,689
Investment, Identifier [Axis]: Fidelity Freedom Blend 2045 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	24,630,005
Investment, Identifier [Axis]: Fidelity Freedom Blend 2050 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	25,375,547
Investment, Identifier [Axis]: Fidelity Freedom Blend 2055 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	16,949,550
Investment, Identifier [Axis]: Fidelity Freedom Blend 2060 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	10,842,798
Investment, Identifier [Axis]: Fidelity Freedom Blend 2065 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	4,253,939
Investment, Identifier [Axis]: Fidelity Freedom Blend 2070 Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	682,949
Investment, Identifier [Axis]: Fidelity Freedom Blend Ret Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	756,265
Investment, Identifier [Axis]: Fidelity International Index Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	16,615,654
Investment, Identifier [Axis]: Fidelity Low-Priced Stock Fund - Class K6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	9,684,047
Investment, Identifier [Axis]: Fidelity Money Market Government Portfolio | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	314,149
Investment, Identifier [Axis]: Janus Henderson Enterprise Fund - Class N | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	15,519,572
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund - Class I | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	18,130,216
Investment, Identifier [Axis]: Ninety One Emerging Markets Equity Fund R5 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	5,328,402
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust IV | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 7,758,436